ACCRUED AND OTHER LIABILITIES (Details) - Intermex Holdings, Inc. and Subsidiaries [Member] - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accrued and other liabilities [Abstract]
Payables to agents	$ 6,875,416
Compensation accruals	1,092,460
Accruals for taxes	318,792
Accrued interest	0
Other	3,227,781
Accrued and other liabilities	$ 11,514,449
Predecessor [Member]
Accrued and other liabilities [Abstract]
Payables to agents		$ 4,879,360
Compensation accruals		870,856
Accruals for taxes		163,843
Accrued interest		676,806
Other		3,296,070
Accrued and other liabilities		$ 9,886,935